NOTES PAYABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 36,933,710	$ 24,848,628
Restricted cash	25,407,499	19,764,900
Bank fee percentage	0.05%	0.05%	0.05%
Bank fee	38,421	25,217	24,488
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun. 21, 2012
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun. 21, 2012
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun. 19, 2012
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun. 19, 2012
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,572,698
Repayment date		Jun. 19, 2012
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,572,698
Repayment date		May 25, 2012
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,572,698
Repayment date		May 01, 2012
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		May 01, 2012
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		6,133,523
Repayment date		Apr. 30, 2012
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Apr. 28, 2012
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Apr. 28, 2012
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Mar. 23, 2012
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Mar. 23, 2012
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Feb. 24, 2012
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Feb. 24, 2012
Bank Acceptance Note Seventeen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Feb. 04, 2012
Bank Acceptance Note Eighteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan. 28, 2012
Bank Acceptance Note Nineteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan. 28, 2012
Bank Acceptance Note Twenty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jan. 20, 2012
Bank Acceptance Note Twenty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jan. 20, 2012
Bank Acceptance Note Twenty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan. 08, 2012
Bank Acceptance Note Twenty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan. 08, 2012
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan. 05, 2012
Bank Acceptance Note Twenty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Jun. 17, 2013
Bank Acceptance Note Twenty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Jun. 17, 2013
Bank Acceptance Note Twenty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Jun. 06, 2013
Bank Acceptance Note Twenty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Jun. 06, 2013
Bank Acceptance Note Twenty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 19, 2013
Bank Acceptance Note Twenty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 19, 2013
Bank Acceptance Note Thirty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	May 19, 2013
Bank Acceptance Note Thirty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	May 19, 2013
Bank Acceptance Note Thirty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	May 16, 2013
Bank Acceptance Note Thirty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 06, 2013
Bank Acceptance Note Thirty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	May 06, 2013
Bank Acceptance Note Thirty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	May 06, 2013
Bank Acceptance Note Thirty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 06, 2013
Bank Acceptance Note Thirty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Apr. 23, 2013
Bank Acceptance Note Thirty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Apr. 23, 2013
Bank Acceptance Note Thirty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Mar. 28, 2013
Bank Acceptance Note Forty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 28, 2013
Bank Acceptance Note Forty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	3,170,275
Repayment date	Mar. 24, 2013
Bank Acceptance Note Forty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 21, 2013
Bank Acceptance Note Forty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 12, 2013
Bank Acceptance Note Forty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 11, 2013
Bank Acceptance Note Forty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 10, 2013
Bank Acceptance Note Forty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 06, 2013
Bank Acceptance Note Forty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar. 06, 2013
Bank Acceptance Note Forty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Feb. 03, 2013
Bank Acceptance Note Forty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Feb. 03, 2013
Bank Acceptance Note Fifty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Jan. 19, 2013
Bank Acceptance Note Fifty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Jan. 19, 2013
Bank Acceptance Note Fifty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Jan. 12, 2013
Bank Acceptance Note Fifty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,268,110
Repayment date	Jan. 12, 2013